Stock-Based Compensation (Tables) - Marketwise, LLC	6 Months Ended
Jun. 30, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Stock-Based Compensation Expense	We recognized stock-based compensation expenses of $47,445 and $78,627 for the three months ended June 30, 2021 and 2020, and $648,520 and $99,124 for the six months ended June 30, 2021 and 2020, respectively. These amounts include profits distributions to Class B unitholders of $456 and $5,757 for the three months ended June 30, 2021 and 2020, and $6,107 and $38,070 for the six months ended June 30, 2021 and 2020, respectively. The amount of stock-based compensation expense included in each of the line items in the accompanying consolidated statement of operations is as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
Cost of revenue	$10,568	$15,058	$124,916	18,226
Sales and marketing	840	1,022	14,910	2,225
General and administrative	36,037	62,547	508,694	78,673
Total stock based-compensation expense	$47,445	$78,627	$648,520	$99,124
The amount of stock-based compensation expense included in each of the line items in the accompanying consolidated statement of operations is as follows:

	Year Ended December 31,
	2020	2019	2018
Cost of revenue	$102,736	$5,025	$21,889
Sales and marketing	10,567	—	6,323
General and administrative	440,297	15,414	—
Total stock based-compensation expense	$553,600	$20,439	$28,212

Schedule of Unvested Share Activity
The following is a rollforward of Class B Units activity for the six months ended June 30, 2021:

Unvested at January 1, 2021	75,044
Granted	17,690
Vested	(29,848)
Unvested at June 30, 2021	62,886
The following is a rollforward of Class B Units activity for the years ended December 31, 2019 and 2020:

Unvested at January 1, 2019	55,000
Granted	59,099
Vested	(36,118)
Unvested at December 31, 2019	77,981
Granted	62,676
Vested	(65,613)
Unvested at December 31, 2020	75,044